Notes Payable - Related Party (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes Payable - Related Party and Convertible Bond Payable - Related Party [Abstract]
2016	$ 100,614
2017
2018
2019
2020
Thereafter
Total	$ 100,614	$ 99,951	$ 728,001